Accrued Expenses and Other Payables	12 Months Ended
Sep. 30, 2022
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

As of September 30, 2021 and 2022, accrued expenses and other payables consisted of the following:

	As of September 30,
	2021	2022
Other taxes payable (1)	$6,559,454	$6,916,501
Payroll payable	292,126	392,192
Other	291,050	519,170
Accrued expenses and other payable	$7,142,630	$7,827,863

(1)	The balance mainly represented the VAT payable of $5,875,913 and $6,218,723 as of September 30, 2021 and 2022, respectively.